Leases - Future Minimum Lease Payments Due Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 2,336
2014	2,150
2015	2,109
2016	2,072
2017	1,875
Thereafter	990
Total Operating Lease	$ 11,532